Expense Example {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Service PRO-08 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Service Class AMT
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567